                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                       CREDIT  ASSET
                                       SUISSE  MANAGEMENT


                                   SEMIANNUAL
                                     REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)


                          CREDIT SUISSE WARBURG PINCUS
                                JAPAN GROWTH FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                            JAPAN SMALL COMPANY FUND


More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001
--------------------------------------------------------------------------------

                                                                   June 14, 2001
Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Japan Growth Fund* (the "Fund") had a loss of 19.08% and 19.17%, respectively, vs. a loss of 12.28% for the U.S.-dollar-denominated Tokyo Stock Exchange Index ("Topix").**

   The period was a difficult one for stock markets around the world. The global economy cooled significantly, and fears that it would continue to slow weighed on stocks. Japanese equities continued to struggle, hampered by these concerns and by local factors, such as Japan's mounting debt burden. That said, Japan's stock market finished the period on a positive note. There were two developments in particular that prompted investors to revisit the market: The Bank of Japan
(BOJ) adopted a monetary easing stance in March, and the reform-minded Mr. Koizumi was elected Prime Minister in April.

   The Fund had a loss for the period, hurt by the general decline in equities and by its large position in the technology area. We continued to emphasize technology companies in the Fund, and the group's poor showing for the six months hindered the Fund (these shares have paced the more-recent upturn in Japanese stocks). That notwithstanding, we continue to believe that technology companies offer the best growth prospects in Japan, due to such factors as the increased emphasis on productivity and the role of information technology in the New Economy. We expect to maintain a bias toward the group, broadly defined to include software, Internet, telecommunications, and electronics component and equipment companies.

   We also continued to have significant exposure to the financial-services area--the slow but steady embrace of an equity culture in Japan stands to benefit certain financial companies over time--although we avoided banks in the period and do not foresee owning these anytime soon.

   Looking over the longer term, we see grounds for encouragement regarding Japanese stocks as an asset class. Few doubt that Japan's economic woes are real, and that the economy could languish indefinitely. But there is clearly a great deal of pessimism priced into Japanese equities. More and more investors, especially non-Japanese investors (who have been the primary sellers of Japanese equities over the past year), could begin to raise portfolio allocations to Japan, given any fundamental grounds for encouragement.
   In this regard, the Bank of Japan's recent monetary easing is noteworthy. In short, the BOJ has shifted from targeting interest rates (which are actually quite high in real, or inflation-adjusted, terms) to targeting price levels. Why is this

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001
--------------------------------------------------------------------------------

important? We believe that the Bank has made a critical, and correct, distinction between "good" and "bad" deflation. Rather than viewing the persistent deflation as a benign trend, a byproduct of an increasingly efficient economy, Japan's monetary authorities are now clearly concerned that the price slump reflects restrictive credit and sagging demand.

   But clearly more needs to be done on the reform front. We believe that Japan's government, running out of quick-fix tools to spur growth, is poised to embrace real structural reforms. The most obvious target of reform is the country's ailing banking industry. This will ultimately involve the injection of large amounts of fresh public money and the nationalization of several additional industries. The task before Japan's political leadership over the next few months is to build a popular consensus enabling this process to occur. With Mr. Koizumi replacing the retiring Mr. Mori as Prime Minister, we believe the potential for positive action has increased, in terms of forging a consensus on the future of Japan.

   Meanwhile, restructuring and cost-cutting in the corporate sector, a key driver of investment performance in the Western world over the past two decades, has continued apace. We expect restructurings to increase going forward, given incentives created by recent legal changes, most notably a change allowing companies to more easily spin off non-core divisions into separate companies.

   In summary, while weakness in the economy could trump positive policy developments and productivity gains going forward, in terms of market performance, we maintain a positive long-term view. We believe that Japan, the world's second-largest economy, remains a compelling target for investors willing to accept short-term risk in pursuit of longer-term rewards.

P. Nicholas Edwards                            Todd Jacobson
Co-Portfolio Manager                           Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND. THESE ARE DETAILED IN THE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 SINCE        INCEPTION
       CLASS          ONE YEAR    FIVE YEAR    INCEPTION        DATE
       -------        --------    ---------    ---------      ----------

       Common          -50.97%      2.30%        3.60%        12/29/1995
       Advisor         -51.31%      1.56%        2.88%        12/29/1995

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001
--------------------------------------------------------------------------------

--------------------
*   Name changed from Warburg Pincus Japan Growth Fund effective March 26, 2001.

** The Topix is an unmanaged index (with no defined investment objective) designed to reflect the general movement of the Japanese stock market. The index consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies.

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001
--------------------------------------------------------------------------------

                                                                   June 14, 2001
Dear Shareholder:

   For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Japan Small Company Fund* (the "Fund") had a loss of 19.69% and 19.59%, respectively, vs. losses of 7.82% and 18.51% for the yen- and dollar-denominated JASDAQ indexes,** respectively, and a gain of 0.55% for the Morgan Stanley Japan Small Company Index.***

   Japanese equities continued to struggle in the period, hampered by a slowing global economy and an aversion to risk in general. Worries over local matters, e.g., Japan's debt-burdened banking industry, also hurt the performance of these stocks, including the market's small-cap shares. Amid this environment, the Fund suffered a loss, and underperformed largely due to its substantial weighting in the technology area, which was especially weak.

   The period was obviously a disappointing one for the Fund, and for Japanese stocks broadly. On a positive note, Japanese equities showed signs of life in April, and we are encouraged by the performance of these stocks on a year-to-date basis as of this writing. One development behind the improved sentiment (which admittedly may be short-lived, especially if Japan's economy remains lackluster or deteriorates further) was the Bank of Japan's (BOJ) monetary easing in March. The Bank abandoned the tighter course it established last August, in a move generally characterized as a return to "zero interest rates." More to the point, the Bank adopted a full-blown quantitative easing, and declared that it will maintain such a stance until Japan's Consumer Price Index, which has slumped ever downward, stabilizes or rises. While we welcome this development and its implications for liquidity, we agree with the BOJ's bold statements that reforms beyond its ken are necessary as well.

   Will they occur? We believe that Japan's government, running out of quick-fix tools to spur growth, is poised to embrace real structural reforms. The most obvious target of reform is the country's ailing banking industry. In early April, the government announced its latest package aimed at shoring up banks. It differs radically from previous "packages," addressing the stock market, the disposal of bad loans, land policy, a safety net for employment and tax reforms. And with a change in political leadership now set--the reform-oriented Mr. Koizumi was elected Prime Minister in April--the potential for positive action has increased, in our judgement.

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001
--------------------------------------------------------------------------------

The pace of corporate restructurings, meanwhile, has picked up of late. There were a number of unveilings in the period, encompassing companies across a range of industries. We expect restructurings, with their attendant benefits in terms of profitability, to increase going forward, given Japan's growing emphasis on shareholder value. Incentives created by recent legal changes should also fuel the trend, while creating more investment opportunities for small-company investors as large companies unhook non-core businesses.

   Going forward, we will remain focused on companies that we believe have the best prospects to benefit from a Japan in the midst of change. We expect to continue to have a bias in favor of the technology area, including electronics, software, Internet and telecommunications companies. While these shares are typically volatile, especially in the smaller-cap arena, we believe that many of these innovative companies have much to offer investors willing to take a long-term perspective.

   Elsewhere of note, we continued to favor the financial-services area (aside from banks), where specific companies are well-positioned in a nascent equity culture in Japan. We also maintained some exposure to consumer, industrial and media companies. In these and other areas, we continued to emphasize companies with good cash flows, industry leadership status, and sound managements.

P. Nicholas Edwards                            Todd Jacobson
Co-Portfolio Manager                           Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN JAPAN, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND AND WITH INVESTING IN SMALL COMPANIES. THESE ARE DETAILED IN THE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       SUMMARY OF ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------
                                                SINCE         INCEPTION
        CLASS         ONE YEAR   FIVE YEAR    INCEPTION          DATE
       -------        --------   ---------    ---------       ----------
       Common          -51.61%     -0.86%       -0.90%        09/30/1994
       Advisor         -51.91%     -1.16%       -1.16%        09/30/1994

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001
--------------------------------------------------------------------------------

------------------
* Name changed from Warburg Pincus Japan Small Company Fund effective March 26, 2001.

** The JASDAQ Index is an unmanaged index (with no defined investment objective) composed of stocks traded over-the-counter in Japan.

*** The Morgan Stanley Japan Small Company Index is composed of small-cap
    Japanese stocks.

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                           NUMBER OF
                                                                            SHARES         VALUE
                                                                          ----------      --------
COMMON STOCKS (101.3%)
BEVERAGES (1.9%)
    Takara Shuzo Co., Ltd.                                                   134,000  $  1,930,789
                                                                                      ------------
CHEMICALS (2.1%)
    Mitsubishi Chemical Corp.                                                646,000     2,117,861
                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES (4.4%)
    Trans Cosmos, Inc.                                                        94,500     4,497,996
                                                                                      ------------
COMMUNICATIONS EQUIPMENT (1.7%)
    Matsushita Communication Industrial Co., Ltd.                             31,000     1,706,399
                                                                                      ------------
COMPUTERS & PERIPHERALS (2.5%)
    OBIC Co., Ltd.                                                            12,500     2,580,240
                                                                                      ------------
DIVERSIFIED FINANCIALS (16.1%)
    Daiwa Securities Group, Ltd.                                             287,000     3,252,519
    Nomura Securities Co., Ltd.                                              225,000     4,753,713
    Orix Corp.                                                                40,200     3,511,215
    Shohkoh Fund & Co., Ltd.                                                  33,840     5,070,453
                                                                                      ------------
                                                                                        16,587,900
                                                                                      ------------
ELECTRICAL EQUIPMENT (3.2%)
    Furukawa Electric Co., Ltd.                                              274,000     3,271,542
                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (6.7%)
    Kyocera Corp.                                                             34,000     3,250,415
    Sanyo Electric Co., Ltd.                                                 320,000     1,979,034
    Seikoh Giken Co., Ltd.                                                    11,700     1,610,070
                                                                                      ------------
                                                                                         6,839,519
                                                                                      ------------
HEALTHCARE EQUIPMENT & SUPPLIES (3.5%)
    Hoya Corp.                                                                55,700     3,652,163
                                                                                      ------------
HOUSEHOLD DURABLES (9.2%)
    Sega Corp.(1)                                                            235,000     4,812,806
    Sony Corp.                                                                62,400     4,667,309
                                                                                      ------------
                                                                                         9,480,115
                                                                                      ------------
INTERNET SOFTWARE & SERVICES (8.2%)
    Access Co., Ltd.(1)                                                           44     1,275,104
    Internet Initiative Japan, Inc. ADR(1)                                   132,700     1,305,768
    Softbank Corp.                                                           108,300     4,120,370
    Softbank Investment Corp.(1)                                                  91     1,753,187
                                                                                      ------------
                                                                                         8,454,429
                                                                                      ------------
IT CONSULTING & SERVICES (5.6%)
    CSK Corp.                                                                 88,000     2,778,160
    Fujitsu Support & Service, Inc.                                           70,000     2,974,865
                                                                                      ------------
                                                                                         5,753,025
                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (2.7%)
    Nintendo Co., Ltd.                                                        17,300     2,786,821
                                                                                      ------------


                 See Accompanying Notes to Financial Statements.

                                       7

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                                           NUMBER OF
                                                                            SHARES         VALUE
                                                                          ----------      --------
COMMON STOCKS (CONT'D)
MEDIA (0.2%)
    Kadokawa Shoten Publishing Co., Ltd.                                      10,500  $    214,190
                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (18.4%)
    Disco Corp.                                                               55,000     4,639,171
    Rohm Co., Ltd.                                                            24,800     4,376,411
    Tokyo Electron, Ltd.                                                      73,200     5,332,901
    Tokyo Seimitsu Co., Ltd.                                                  70,000     4,561,460
                                                                                      ------------
                                                                                        18,909,943
                                                                                      ------------
SOFTWARE (9.9%)
    Fujikura, Ltd.                                                           432,000     3,409,560
    Konami Corp.                                                              97,800     4,694,653
    Trend Micro, Inc.                                                         45,000     2,036,265
                                                                                      ------------
                                                                                        10,140,478
                                                                                      ------------
WIRELESS TELECOMMUNICATIONS SERVICES (5.0%)
    NTT DoCoMo, Inc.                                                             251     5,160,805
                                                                                      ------------

TOTAL COMMON STOCKS (Cost $113,715,450)                                                104,084,215
                                                                                      ------------

TOTAL INVESTMENTS (101.3%) (Cost $113,715,450)(2)                                      104,084,215

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                           (1,385,943)
                                                                                      ------------

NET ASSETS (100.0%)                                                                   $102,698,272
                                                                                      ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(1) Non-Income Producing Security
(2) Cost for federal income tax purposes is $113,803,783.



                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                           NUMBER OF
                                                                            SHARES         VALUE
                                                                          ----------      --------
COMMON STOCKS (98.4%)
BEVERAGES (1.9%)
    Takara Shuzo Co., Ltd.                                                   153,000  $  2,204,557
                                                                                      ------------
CHEMICALS (1.9%)
    Mitsubishi Chemical Corp.                                                666,000     2,183,430
                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES (6.2%)
    Trans Cosmos, Inc.                                                       107,400     5,112,008
    Venture Link Co., Ltd.                                                    30,000     1,942,769
                                                                                      ------------
                                                                                         7,054,777
                                                                                      ------------
COMPUTERS & PERIPHERALS (3.7%)
    OBIC Co., Ltd.                                                            20,400     4,210,952
                                                                                      ------------
DIVERSIFIED FINANCIALS (11.5%)
    Daiwa Securities Group, Ltd.                                             312,000     3,535,840
    Nomura Securities Co., Ltd.                                              161,000     3,401,546
    Shohkoh Fund & Co., Ltd.                                                  41,330     6,192,725
                                                                                      ------------
                                                                                        13,130,111
                                                                                      ------------
ELECTRICAL EQUIPMENT (12.0%)
    Funai Electric Co., Ltd.(1)                                               65,000     4,414,538
    Furukawa Electric Co., Ltd.                                              339,000     4,047,638
    Megachips Corp.                                                          138,300     5,172,186
                                                                                      ------------
                                                                                        13,634,362
                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.7%)
    Livin' on the EDGE Co., Ltd.(2)                                              250     2,570,122
    Seikoh Giken Co., Ltd.                                                    11,800     1,623,831
                                                                                      ------------
                                                                                         4,193,953
                                                                                      ------------
FOOD & DRUG RETAILING (1.3%)
    Sugi Pharmacy Co., Ltd.                                                   43,000     1,461,934
                                                                                      ------------
HOUSEHOLD DURABLES (8.2%)
    Sega Corp.(1)                                                            215,700     4,417,541
    Sony Corp.                                                                66,200     4,951,536
                                                                                      ------------
                                                                                         9,369,077
                                                                                      ------------
INTERNET SOFTWARE & SERVICES (11.5%)
    Access Co., Ltd.(1)                                                           55     1,593,880
    Index Corp.                                                                  145       827,498
    Internet Initiative Japan, Inc. ADR(1)                                   242,900     2,390,136
    Open Loop, Inc.(1)                                                           120     1,806,775
    Softbank Corp.                                                           124,900     4,751,932
    Softbank Investment Corp.(1)                                                  91     1,753,187
                                                                                      ------------
                                                                                        13,123,408
                                                                                      ------------
IT CONSULTING & SERVICES (6.0%)
    CSK Corp.                                                                121,400     3,832,598
    Fujitsu Support & Service, Inc.                                           70,000     2,974,865
                                                                                      ------------
                                                                                         6,807,463
                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                       9

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
                                                                           NUMBER OF
                                                                            SHARES         VALUE
                                                                          ----------      --------
COMMON STOCKS (CONT'D)
MACHINERY (2.1%)
    Suruga Seiki Co., Ltd.                                                    91,300  $  2,364,998
                                                                                      ------------
MEDIA (1.7%)
    Kadokawa Shoten Publishing Co., Ltd.                                      96,000     1,958,311
                                                                                      ------------
REAL ESTATE (0.0%)
    Goldcrest Co., Ltd.                                                          300        18,748
                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (14.3%)
    Disco Corp.                                                               71,900     6,064,661
    Tokyo Electron, Ltd.                                                      72,700     5,296,474
    Tokyo Seimitsu Co., Ltd.                                                  76,400     4,978,508
                                                                                      ------------
                                                                                        16,339,643
                                                                                      ------------
SOFTWARE (7.4%)
    Konami Corp.                                                              97,800     4,694,653
    Trend Micro, Inc.                                                         83,000     3,755,777
                                                                                      ------------
                                                                                         8,450,430
                                                                                      ------------

WIRELESS TELECOMMUNICATIONS SERVICES (5.0%)
    NTT DoCoMo, Inc.                                                             276     5,674,828
                                                                                      ------------

TOTAL COMMON STOCKS (Cost $120,128,763)                                                112,180,982
                                                                                      ------------

                                                                              PAR
                                                                          ----------
SHORT-TERM INVESTMENT (1.7%)
    State Street Bank and Trust Co. Euro Time Deposit (Cost $1,906,000)   $1,906,000     1,906,000
                                                                                      ------------

TOTAL INVESTMENTS (100.1%) (Cost $122,034,763)(2)                                      114,086,982

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                             (143,320)
                                                                                      ------------

NET ASSETS (100.0%)                                                                   $113,943,662
                                                                                      ============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(1) Non-Income Producing Security
(2) Also cost for federal income tax purposes.



                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 JAPAN GROWTH        JAPAN SMALL
                                                                                      FUND          COMPANY FUND
                                                                                 ------------       ------------
ASSETS
     Investments at value (Cost $113,715,450 and $122,034,763, respectively)     $104,084,215       $114,086,982
     Cash                                                                                   0              1,080
     Receivable for investments sold                                                5,796,728          1,537,495
     Dividend, interest and reclaim receivable                                        173,972            137,953
     Receivable for fund shares sold                                                   71,860            111,614
     Prepaid expenses and other assets                                                 99,502            186,999
                                                                                 ------------       ------------
          Total Assets                                                            110,226,277        116,062,123
                                                                                 ------------       ------------

LIABILITIES
     Advisory fee payable                                                              33,224             21,774
     Administrative services fee payable                                                8,082              8,781
     Distribution fee payable                                                          26,181             25,330
     Loan payable                                                                   3,611,000                  0
     Payable for investments purchased                                              2,150,450                  0
     Payable on forward currency contracts                                          1,358,702          1,519,179
     Accrued expenses payable                                                         277,945            543,397
     Other Liabilities                                                                 62,421                  0
                                                                                 ------------       ------------
          Total Liabilities                                                         7,528,005          2,118,461
                                                                                 ------------       ------------

NET ASSETS
     Capital stock, $0.001 par value                                                   13,609             46,730
     Paid-in capital                                                              111,374,342        116,482,218
     Accumulated undistributed net investment loss                                   (791,530)          (833,870)
     Accumulated net realized gain from investments
       and foreign currency related transactions                                    3,157,281          7,727,652
     Net unrealized depreciation from investments
       and foreign currency related translations                                  (11,055,430)        (9,479,068)
                                                                                 ------------       ------------
          Net Assets                                                             $102,698,272       $113,943,662
                                                                                 ============       ============

COMMON SHARES
     Net assets                                                                  $101,280,816       $112,722,593
                                                                                 ------------       ------------
     Shares outstanding                                                            13,418,930         45,113,319
                                                                                 ------------       ------------
     Net asset value, offering price and redemption price per share                     $7.55              $2.50
                                                                                        =====              =====
ADVISOR SHARES
     Net assets                                                                   $ 1,417,456        $ 1,221,069
                                                                                 ------------       ------------
     Shares outstanding                                                               190,222            486,599
                                                                                 ------------       ------------
     Net asset value, offering price and redemption price per share                     $7.45              $2.51
                                                                                        =====              =====


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 JAPAN GROWTH        JAPAN SMALL
                                                                                      FUND          COMPANY FUND
                                                                                 ------------       ------------
INVESTMENT INCOME
     Dividends                                                                   $    224,398       $    189,682
     Interest                                                                          28,951             54,282
     Foreign taxes withheld                                                           (33,660)           (28,452)
                                                                                 ------------       ------------
       Total Investment Income                                                        219,689            215,512
                                                                                 ------------       ------------

EXPENSES
     Investment advisory fees                                                         720,950            748,398
     Administrative services fees                                                     116,420            120,434
     Transfer agent fees                                                              180,858            303,382
     Shareholder servicing/distribution fees                                          146,079            151,305
     Interest expense                                                                  79,916             61,055
     Printing fees                                                                     55,926             89,939
     Custodian/Sub-custodian fees                                                      55,226             45,992
     Registration fees                                                                 52,249             37,547
     Legal fees                                                                        24,889             29,735
     Audit fees                                                                        10,771             10,724
     Directors fees                                                                     7,588              5,657
     Insurance expense                                                                  3,662              4,224
     Miscellaneous fees                                                                 9,804             13,840
                                                                                 ------------       ------------
                                                                                    1,464,338          1,622,232
     Less: fees waived and transfer agent offsets                                    (453,119)          (572,850)
                                                                                 ------------       ------------
       Total expenses                                                               1,011,219          1,049,382
                                                                                 ------------       ------------
          Net investment loss                                                        (791,530)          (833,870)
                                                                                 ------------       ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
     Net realized gain/(loss) from:
       Investments                                                                 (5,672,800)          (714,868)
       Foreign currency forward transactions                                        9,116,477          8,978,783
       Other foreign exchange transactions                                           (197,325)          (261,763)
                                                                                 ------------       ------------
                                                                                    3,246,352          8,002,152
                                                                                 ------------       ------------
     Net change in unrealized depreciation from:
       Investments                                                                (29,417,859)       (37,967,582)
       Translation of assets and liabilities in foreign currencies                 (1,394,180)        (1,491,394)
                                                                                 ------------       ------------
                                                                                  (30,812,039)       (39,458,976)
                                                                                 ------------       ------------
     Net realized and unrealized loss from investments
       and foreign currency related items                                         (27,547,687)       (31,456,824)
                                                                                 ------------       ------------
     Net decrease in net assets resulting from operations                        $(28,357,217)      $(32,290,694)
                                                                                 ============       ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       JAPAN GROWTH FUND            JAPAN SMALL COMPANY FUND
                                             -----------------------------------------------------------------------
                                             FOR THE SIX MONTHS      FOR THE     FOR THE SIX MONTHS      FOR THE
                                                    ENDED          YEAR ENDED            ENDED          YEAR ENDED
                                               APRIL 30, 2001      OCTOBER 31,      APRIL 30, 2001     OCTOBER 31,
                                                 (UNAUDITED)           2000           (UNAUDITED)          2000
                                             ----------------    --------------   ----------------   ---------------
FROM OPERATIONS:
     Net investment loss                        $    (791,530)   $   (6,586,980)    $    (833,870)   $    (8,678,582)
     Net realized gain from investments
       and foreign currency transactions            3,246,352        86,172,639         8,002,152        215,247,574
     Net change in unrealized depreciation from
       investments and foreign currency
       translations                               (30,812,039)     (164,578,222)      (39,458,976)      (286,307,946)
                                                -------------    --------------     -------------    ---------------
       Net decrease in net assets resulting from
         operations                               (28,357,217)      (84,992,563)      (32,290,694)       (79,738,954)
                                                -------------    --------------     -------------    ---------------
FROM DISTRIBUTIONS:
     Distributions from net realized gains
       Common Class shares                        (26,886,012)      (54,535,191)      (49,519,568)      (160,439,960)
       Advisor Class shares                          (356,710)         (765,619)         (561,816)        (1,251,909)
                                                -------------    --------------     -------------    ---------------
       Net decrease in net assets from
         distributions                            (27,242,722)      (55,300,810)      (50,081,384)      (161,691,869)
                                                -------------    --------------     -------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                 142,909,079     3,501,145,734        82,312,902      1,461,402,087
     Reinvestment of distributions                 26,287,773        51,303,038        48,790,392        150,012,156
     Net asset value of shares redeemed,
       net of redemption fees                    (190,232,702)(1) 3,761,685,250)(2)  (114,516,350)(3) (2,048,946,583)(4)
                                                -------------    --------------     -------------    ---------------
       Net increase/(decrease) in net assets
         from capital share transactions:         (21,035,850)     (209,236,478)       16,586,944       (437,532,340)
                                                -------------    --------------     -------------    ---------------
     Net decrease in net assets                   (76,635,789)     (349,529,851)      (65,785,134)      (678,963,163)
NET ASSETS:
     Beginning of period                          179,334,061       528,863,912       179,728,796        858,691,959
                                                -------------    --------------     -------------    ---------------
     End of period                              $ 102,698,272    $  179,334,061     $ 113,943,662    $   179,728,796
                                                =============    ==============     =============    ===============
UNDISTRIBUTED NET INVESTMENT LOSS               $    (791,530)   $            0     $    (833,870)   $             0
                                                =============    ==============     =============    ===============

(1) Includes $958,915 of redemption fees.
(2) Includes $1,346,475 of redemption fees.
(3) Includes $1,205,665 of redemption fees.
(4) Includes $6,727,130 of redemption fees.



              See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2001    ---------------------------------------------------------
                                             (UNAUDITED)         2000       1999       1998        1997        1996(1)
                                           --------------    ---------  ---------   --------     --------    ---------
PER SHARE DATA
   Net asset value, beginning of period       $  11.54       $  24.26   $   8.59    $  9.74      $  9.85     $ 10.00
                                              --------       --------   --------    -------      -------     -------
INVESTMENT ACTIVITIES:
   Net investment loss                           (0.06)         (0.42)     (0.10)     (0.07)(2)    (0.07)      (0.06)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)              (1.98)         (8.64)     15.77      (1.08)        0.21       (0.09)
                                              --------       --------   --------    -------      -------     -------
       Total from investment activities          (2.04)         (9.06)     15.67      (1.15)        0.14       (0.15)
                                              --------       --------   --------    -------      -------     -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income           0.00           0.00       0.00       0.00        (0.20)       0.00
   Distributions from net realized gains         (2.02)         (3.75)      0.00       0.00         0.00        0.00
   Distributions in excess of net realized gains  0.00           0.00       0.00       0.00        (0.05)       0.00
                                              --------       --------   --------    -------      -------     -------

       Total dividends and distributions         (2.02)         (3.75)      0.00       0.00        (0.25)       0.00
                                              --------       --------   --------    -------      -------     -------

REDEMPTION FEES:                                  0.07           0.09       0.00       0.00         0.00        0.00
                                              --------       --------   --------    -------      -------     -------

NET ASSET VALUE, END OF PERIOD                $   7.55       $  11.54   $  24.26    $  8.59      $  9.74     $  9.85
                                              ========       ========   ========    =======      =======     =======

       Total return                             (19.08)%(3)    (40.04)%   182.42%    (11.81)%       1.47%      (1.50)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)      $101,281       $117,080   $525,489    $40,519      $24,954     $20,157
     Ratio of expenses to average net assets(4)    1.76%(5)       1.77%      1.76%      1.75%        1.75%       1.76%(5)
     Ratio of net income to average net assets   (1.37)%(5)     (1.41)%    (1.32)%    (0.76)%      (1.03)%     (1.03)%(5)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                             0.78%(5)       0.53%      0.45%      0.53%        0.81%       1.79%(5)
Portfolio turnover rate                          24.91%        117.59%    171.12%     75.82%       93.84%      51.72%


--------------------------------------------------------------------------------
(1) For the period December 29, 1995 (inception date) through October 31, 1996.

(2) Per share information is calculated using the average shares outstanding method.

(3) Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01% for the six months ended April 30, 2001 and .02%, .01%, .00%, .00%, and .01% for the years ending
    October 31, 2000, 1999, 1998, 1997 and for the period ending October 31, 1996, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.75% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and for the period ending October 31, 1996.

(5) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                            FOR THE SIX
                                             MONTHS ENDED                FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2001    ---------------------------------------------------------
                                             (UNAUDITED)        2000      1999          1998       1997        1996(1)
                                           --------------    -------     ------       ------      ------      --------
PER-SHARE DATA
   Net asset value, beginning of period         $11.42        $24.18     $ 8.71       $ 9.89       $9.83      $10.00
                                                ------        ------     ------       ------       -----      ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                  (0.06)        (0.42)     (0.06)       (0.11)(2)    0.05       (0.09)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)              (1.96)        (8.63)     15.53        (1.07)       0.01       (0.08)
                                                ------        ------     ------       ------       -----      ------

       Total from investment activities          (2.02)        (9.05)     15.47        (1.18)       0.06       (0.17)
                                                ------        ------     ------       ------       -----      ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains         (2.00)        (3.73)      0.00         0.00        0.00        0.00
                                                ------        ------     ------       ------       -----      ------

       Total distributions                       (2.00)        (3.73)      0.00         0.00        0.00        0.00
                                                ------        ------     ------       ------       -----      ------

REDEMPTION FEES:                                  0.05          0.02       0.00         0.00        0.00        0.00
                                                ------        ------     ------       ------       -----      ------

NET ASSET VALUE, END OF PERIOD                  $ 7.45        $11.42     $24.18       $ 8.71       $9.89      $ 9.83
                                                ======        ======     ======       ======       =====      ======

       Total return                             (19.17)%(3)   (40.47)%   117.61%      (11.93)%      0.61%      (1.70)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)        $1,417        $2,254     $3,375       $   22       $  17      $    1
     Ratio of expenses to average net assets(4)   2.01%(5)      2.02%      2.01%        2.00%       2.00%       2.00%(5)
     Ratio of net income to average net assets   (1.60)%(5)    (1.66)%    (1.55)%      (1.11)%     (1.42)%     (1.08)%(5)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                             0.78%(5)      0.58%      0.54%        0.58%       7.25%       3.43%(5)
Portfolio turnover rate                          24.91%       117.59%    171.12%       75.82%      93.84%      51.72%(3)


--------------------------------------------------------------------------------
(1) For the period December 29, 1995 (inception date) through October 31, 1996.

(2) Per share information is calculated using the average shares outstanding method.

(3) Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01% for the six months ended April 30, 2001 and .02%, .01%, .00%, .00% and .00% for the years ending
    October 31, 2000, 1999, 1998, 1997 and for the period ending October 31, 1996, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 2.00% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and for the period ending October 31, 1996.

(5) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                            FOR THE SIX
                                             MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2001   -------------------------------------------------------
                                              (UNAUDITED)       2000        1999        1998       1997        1996
                                            --------------   --------    --------     -------    -------    --------
PER-SHARE DATA
   Net asset value, beginning of period       $   4.88       $  18.61    $   5.57     $  6.37    $  8.47    $   9.09
                                              --------       --------    --------     -------    -------    --------
INVESTMENT ACTIVITIES:
   Net investment loss                           (0.02)         (0.24)      (0.08)      (0.01)     (1.22)      (0.23)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)              (0.82)         (5.74)      13.12       (0.67)     (0.79)      (0.01)
                                              --------       --------    --------     -------    -------    --------
       Total from investment activities          (0.81)         (5.98)      13.04       (0.68)     (2.01)      (0.24)
                                              --------       --------    --------     -------    -------    --------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income           0.00           0.00        0.00        0.00       0.00       (0.38)
   Distributions from net realized gains         (1.57)         (7.93)       0.00       (0.07)     (0.09)       0.00
   Return of capital                              0.00           0.00        0.00       (0.05)      0.00        0.00
                                              --------       --------    --------     -------    -------    --------

       Total dividends and distributions         (1.57)         (7.93)       0.00       (0.12)     (0.09)      (0.38)
                                              --------       --------    --------     -------    -------    --------

REDEMPTION FEES:                                  0.03           0.18        0.00        0.00       0.00        0.00
                                              --------       --------    --------     -------    -------    --------

NET ASSET VALUE, END OF PERIOD                $   2.50       $   4.88    $  18.61     $  5.57    $  6.37    $   8.47
                                              ========       ========    ========     =======    =======    ========

       Total return                             (19.69)%(1)    (41.53)%    234.11%     (10.61)%   (23.98)%     (2.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)      $112,723       $177,992    $855,282     $37,299    $41,627    $154,460
     Ratio of expenses to average
       net assets(2)                              1.76%(3)       1.77%       1.76%       1.75%      1.76%       1.76%
     Ratio of net income to average net assets   (1.39)%(3)     (1.48)%     (1.25)%     (0.84)%    (1.10)%     (1.22)%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                             0.95%(3)      (0.48)%      0.43%       0.81%      0.51%       0.29%
Portfolio turnover rate                          29.78%         46.02%     249.79%     112.68%    100.60%      95.23%

--------------------------------------------------------------------------------
(1) Non-annualized

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01% for the six months ended April 30, 2001 and .02%, .01%, .00%, .01% and .01% for the years ending
    October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were 1.75% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

(3) Annualized


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN SMALL COMPANY FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                              MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                            APRIL 30, 2001    ------------------------------------------------------
                                              (UNAUDITED)       2000          1999      1998        1997       1996
                                            --------------    -------      -------     ------      ------      -----
PER-SHARE DATA
   Net asset value, beginning of period         $ 4.89         $18.66      $  5.57     $ 6.37      $ 8.45      $9.08
                                                ------         ------      -------     ------      ------      ------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                  (0.02)         (0.22)       (0.06)     (0.62)       0.35      (0.13)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)              (0.83)         (5.81)       13.15      (0.06)      (2.43)     (0.14)
                                                ------         ------      -------     ------      ------      ------
       Total from investment activities          (0.85)         (6.03)       13.09      (0.68)      (2.08)     (0.27)
                                                ------         ------      -------     ------      ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income           0.00           0.00         0.00       0.00        0.00      (0.36)
   Distributions from net realized gains         (1.56)         (7.87)        0.00      (0.07)       0.00       0.00
   Return of capital                              0.00           0.00         0.00      (0.05)       0.00       0.00
                                                ------         ------      -------     ------      ------      ------
       Total dividends and distributions         (1.56)         (7.87)        0.00      (0.12)       0.00      (0.36)
                                                ------         ------      -------     ------      ------      ------

REDEMPTION FEES:                                  0.03           0.13         0.00       0.00        0.00       0.00
                                                ------         ------      -------     ------      ------      ------

NET ASSET VALUE, END OF PERIOD                  $ 2.51         $ 4.89      $ 18.66     $ 5.57      $ 6.37      $8.45
                                                ------         ------      -------     ------      ------      ------

       Total return                             (19.59)%(1)    (41.99)%      235.01%   (10.63)%    (24.62)%    (3.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)        $1,221         $1,737      $ 3,410     $    1      $    3      $   1
     Ratio of expenses to average net assets(2)   2.01%(3)       2.02%        2.01%      2.01%       2.00%      2.01%
     Ratio of net income to average
       net assets                                (1.61)%(3)     (1.75)%      (1.53)%    (1.18)%     (1.10)%    (1.57)%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                             0.95%(3)       0.53%        0.51%     22.81%       6.69%      0.28%
Portfolio turnover rate                          29.78%         46.02%      249.79%    112.68%     100.60%     95.23%

--------------------------------------------------------------------------------

(1) Non-annualized

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01% for the six months ended April 30, 2001 and .02%, .01%, .01%, .00% and .01% for the years ending
    October 31, 1999, 1998, 1997 and 1996, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements were 2.00% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

(3) Annualized


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Warburg Pincus Japan Growth Fund ("Japan Growth") and the Credit Suisse Warburg Pincus Japan Small Company Fund ("Japan Small Company"), each a Maryland Corporation, (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies.

    Investment objectives for each Fund are as follows: Japan Growth seeks long-term growth of capital and Japan Small Company seeks long-term capital appreciation.

    Both Funds offer two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Common and Advisor Class shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for both Funds bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by each Fund at an annual rate of .25% of the average daily net asset value of each Fund's outstanding Common Class shares. Advisor Class shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's Advisor Class shares. Advisor Class shares are currently bearing such expenses at .50% of average daily net assets.

    A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually for both Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    G) REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2001, the Japan Growth Fund had no investments in repurchase agreements.

    H) OTHER -- The Funds may invest in securities of foreign countries and governments (primarily Japan) which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as each Fund's investment adviser. For it's investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

              FUND                                   ANNUAL RATE
              ----                            ---------------------------------
              Japan Growth                    1.25% of average daily net assets
              Japan Small Company             1.25% of average daily net assets

    For the six months ended April 30, 2001, investment advisory fees and voluntary waivers were as follows:

                                               GROSS                                   NET
              FUND                          ADVISORY FEE          WAIVER          ADVISORY FEE
              ----                          ------------          ------          ------------
              Japan Growth                    $720,950          $(449,293)          $271,657
              Japan Small Company              748,398           (568,809)           179,589

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. PFPC, Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

    For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:


              FUND                                                         CO-ADMINISTRATION FEE
              ----                                                         ---------------------
              Japan Growth                                                        $57,676
              Japan Small Company                                                 59,872

    Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
              ------------------------                                --------------------------------
              First $500 million                                      .05% of average daily net assets
              Next $1 billion                                         .04% of average daily net assets
              Over $2.5 billion                                       .06% of average daily net assets


    For the six months ended April 30, 2001, administrative services fees earned by PFPC (including out of pocket expenses) were as follows:

              FUND                                                         CO-ADMINISTRATION FEE
              ----                                                         ---------------------
              Japan Growth                                                       $58,744
              Japan Small Company                                                 60,562

    In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% and
 .50% of the average daily net assets of each Fund's Common Class shares and Advisor Class shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    For the six months ended April 30, 2001, shareholder servicing and distribution fees were as follows:

                                                       SHAREHOLDER SERVICING/
              FUND                                         DISTRIBUTION FEE
              ----                                     ----------------------
              Japan Growth
                Common Class Shares                           $142,301
                Advisor Class Shares                             3,778
                                                              --------
                                                              $146,079
                                                              ========
              Japan Small Company
                Common Class Shares                           $148,054
                Advisor Class Shares                             3,251
                                                              --------
                                                              $151,305
                                                              ========

    The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense.

    For the six months ended April 30, 2001, the Funds received credits or reimbursements under this arrangement as follows:

              FUND                                             AMOUNT
              ----                                             ------
              Japan Growth                                     $3,826
              Japan Small Company                               4,041

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid by the Funds as follows:

              FUND                                             AMOUNT
              ----                                             ------
              Japan Growth                                     $20,475
              Japan Small Company                              $20,475

    NOTE 3. LINE OF CREDIT

    Through June 19, 2001, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of
 .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3. LINE OF CREDIT -- (CONT'D)


rate plus .50%. During the six months ended April 30, 2001, the Funds had the following borrowings under the Prior Credit Facility:

                                                     AVERAGE         MAXIMUM               LOAN
                                 AVERAGE DAILY       INTEREST       DAILY LOAN         OUTSTANDING
     FUND                        LOAN BALANCE         RATE %        OUTSTANDING       AT 04/30/2001
     ----                        -------------       --------       -----------       -------------
     Japan Growth                 $1,053,997         6.718%         $9,398,000         $3,611,000
     Japan Small Company             775,304         6.869%         11,611,000                  0

    Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.


NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

              FUND                               PURCHASES            SALES
              ----                               ---------            -----
              Japan Growth                      $29,850,565        $61,558,278
              Japan Small Company                36,103,133         54,291,888


    At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                                 UNREALIZED         UNREALIZED      NET UNREALIZED
              FUND                              APPRECIATION       DEPRECIATION       DEPRECIATION
              ----                              ------------       ------------     --------------
              Japan Growth                       $19,762,839       $(29,482,407)      $(9,719,568)
              Japan Small Company                 27,152,547        (35,100,328)       (7,947,781)

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5. CAPITAL SHARE TRANSACTIONS

    Both Funds are authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated Common Class shares and two billion shares of each Fund are designated Advisor Class shares.

    Transactions in classes of each Fund were as follows:

                                                                        JAPAN GROWTH
                                            ---------------------------------------------------------------------
                                                                        COMMON CLASS
                                            ---------------------------------------------------------------------
                                                      FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2001                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2000
                                            -----------------------------          ------------------------------
                                               SHARES           VALUE                 SHARES           VALUE
                                            -----------     -------------          ------------    --------------
Shares sold                                  17,869,995     $ 142,203,521           129,177,753    $3,485,417,398
Shares issued in reinvestment of
  distributions                               3,056,212        26,008,150             3,470,068        50,768,758
Shares repurchased                          (22,855,506)     (189,173,833)         (138,961,817)   (3,747,382,096)
                                            -----------     -------------          ------------    --------------
Net decrease                                 (1,929,299)    $ (20,962,162)           (6,313,996)   $ (211,195,940)
                                            ===========     =============          ============    ==============

                                                                        JAPAN GROWTH
                                            ---------------------------------------------------------------------
                                                                        ADVISOR CLASS
                                            ---------------------------------------------------------------------
                                                      FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2001                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2000
                                            -----------------------------          ------------------------------
                                               SHARES           VALUE                 SHARES           VALUE
                                            -----------     -------------          ------------    --------------
Shares sold                                      98,508     $     705,558               547,543    $   15,728,336
Shares issued in reinvestment of
  distributions                                  33,368           279,623                37,405           534,280
Shares repurchased                             (139,038)       (1,058,869)             (527,138)      (14,303,154)
                                            -----------     -------------          ------------    --------------
Net increase (decrease)                          (7,162)    $     (73,688)               57,810    $    1,959,462
                                            ===========     =============          ============    ==============

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)


                                                                  JAPAN SMALL COMPANY FUND
                                            ---------------------------------------------------------------------
                                                                        COMMON CLASS
                                            ---------------------------------------------------------------------
                                                      FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2001                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2000
                                            -----------------------------          ------------------------------
                                               SHARES           VALUE                 SHARES           VALUE
                                            -----------     -------------          ------------    --------------
Shares sold                                  28,784,566     $  80,818,927            71,833,920    $1,447,025,279
Shares issued in reinvestment of
  distributions                              17,487,631        48,266,457            22,943,279       148,923,879
Shares repurchased                          (37,651,377)     (112,866,000)         (104,246,883)   (2,034,403,932)
                                            -----------     -------------          ------------    --------------
Net increase (decrease)                       8,620,820     $  16,219,384            (9,469,684)   $ (438,454,774)
                                            ===========     =============          ============    ==============


                                                                  JAPAN SMALL COMPANY FUND
                                            ---------------------------------------------------------------------
                                                                        ADVISOR CLASS
                                            ---------------------------------------------------------------------
                                                      FOR THE
                                                  SIX MONTHS ENDED                             FOR THE
                                                   APRIL 30, 2001                            YEAR ENDED
                                                     (UNAUDITED)                          OCTOBER 31, 2000
                                            -----------------------------          ------------------------------
                                               SHARES           VALUE                 SHARES           VALUE
                                            -----------     -------------          ------------    --------------
Shares sold                                     560,891     $   1,493,918               709,514    $   14,376,808
Shares issued in reinvestment of
  distributions                                 189,832           523,935               167,189         1,088,277
Shares repurchased                             (619,606)       (1,650,293)             (703,904)      (14,542,651)
                                            -----------     -------------          ------------    --------------
Net increase                                    131,117     $     367,560               172,799    $      922,434
                                            ===========     =============          ============    ==============


On March 20, 2000, the Board of Directors of the Japan Growth Fund approved the imposition of a redemption fee plan, whereby 2% of the value of shares redeemed or exchanged less than six months from the date of purchase will be charged to shareholders. The Board also approved on this date, a plan whereby the redemption fee currently imposed by the Japan Small Company Fund was increased from 1% to 2%. These fees apply only to shares purchased on or after May 30, 2000 that are held for less than six months. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the Fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

CREDIT SUISSE WARBURG PINCUS JAPAN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

    Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contracts. Each Fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or the date on which an offsetting position is entered into.

    At April 30, 2001, the Funds had the following open forward foreign currency contracts:


                                                                                                     UNREALIZED
                      FORWARD                                                                          FOREIGN
                     CURRENCY      EXPIRATION      FOREIGN CURRENCY     CONTRACT       CONTRACT       EXCHANGE
FUND                 CONTRACT         DATE            TO BE SOLD         AMOUNT          VALUE          LOSS
------------         --------      ----------      ----------------     --------       --------      ------------
Japan Growth      Japanese Yen       7/11/01       10,795,000,000     86,784,244      88,142,946      (1,358,702)
Japan Small
Company           Japanese Yen       7/11/01       12,070,000,000     97,034,351      98,553,530      (1,519,179)

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                      CREDIT   ASSET
                                      SUISSE   MANAGEMENT


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPJPN-3-0401